CONDENSED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		5 Months Ended	9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022
OPERATING EXPENSES
Professional fees and other expenses		$ (136,323)	$ (545)	$ (3,038)	$ (1,452,930)
Franchise tax		(54,257)			(150,096)
Income Tax Expense		(88,568)			(88,568)
LOSS FROM OPERATIONS		(279,148)	(545)	(3,038)	(1,691,594)
OTHER INCOME
Unrealized gain on marketable securities held in Trust Account		516,298			615,937
TOTAL OTHER INCOME		516,298			615,937
NET INCOME (LOSS)		237,150	(545)	(3,038)	(1,075,657)
Common stock subject to possible redemption
OTHER INCOME
NET INCOME (LOSS)		$ 184,884	$ 0	$ 0	$ (829,848)
Basic weighted average shares outstanding		11,500,000	0	0	10,910,256
Diluted weighted average shares outstanding		11,500,000	0	0	10,910,256
Basic net income (loss) per share		$ 0.02	$ 0	$ 0	$ (0.08)
Diluted net income (loss) per share		$ 0.02	$ 0.00	$ 0.00	$ (0.08)
Common stock not subject to possible redemption
OTHER INCOME
NET INCOME (LOSS)		$ 52,266	$ (545)	$ (3,038)	$ (245,809)
Basic weighted average shares outstanding	[1]	3,251,000	2,500,000	2,500,000	3,231,718
Diluted weighted average shares outstanding	[1]	3,251,000	2,500,000	2,500,000	3,231,718
Basic net income (loss) per share		$ 0.02	$ 0.00	$ 0.00	$ (0.08)
Diluted net income (loss) per share		$ 0.02	$ 0.00	$ 0.00	$ (0.08)

[1]	Excludes 375,000 shares for the period April 28, 2021 (inception) through September 30, 2021 that were subject to forfeiture if the overallotment option was not exercised in full or in part by the underwriters (Note 5)